Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Costs of revenues	$6,234	$3,154	$3,346
Sales and marketing	8,643	3,729	3,155
Product development	11,418	3,776	3,082
General and administrative	20,806	8,699	7,024
	$47,101	$19,358	$16,607

Schedule of assumptions used to value the option grants
	Year Ended December 31,
	2013	2012	2011
Stock options:
Expected term (in years)	4.1	3.8-4.0	—
Expected volatility	58%	62%-63%	—
Risk-free interest rate	0.6%	0.4%	—
Expected dividend yield	—	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159
Granted*	(1,040)
Cancelled/expired/forfeited	133
December 31, 2012	5,252
Granted*	(610)
Cancelled/expired/forfeited	69
December 31, 2013	4,711

*        In 2013, 2012 and 2011, 258,000, 246,000 and 345,000 restricted shares units, or 451,500, 430,500 and 603,750 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832
Granted	610	50.75
Exercised	(180)	$24.71
Cancelled/expired/forfeited	(1)	$32.84
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	53.83
Exercised	(325)	35.73
Cancelled/expired/forfeited	(6)	30.39
December 31, 2013	1,038	45.31	3.48	$40,411
Vested and expected to vest as of December 31, 2012	1,181	$41.33	3.45	$11,156
Exercisable as of December 31, 2012	689	$34.66	1.98	$10,826
Vested and expected to vest as of December 31, 2013	1,024	$45.21	3.46	$39,964
Exercisable as of December 31, 2013	562	$39.93	2.46	$24,927

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 20.86 - $33.29	221	$27.74	221	$27.74	0.89
$ 36.40 - $45.13	157	$41.72	111	$40.33	2.29
$ 51.48 - $51.48	500	$51.48	230	$51.48	4.49
$ 53.83 - $53.83	160	$53.83	—	$—	5.05
	1,038	$45.31	562	$39.93	3.48

As of December 31, 2012
$ 12.98 - $24.23	129	$20.91	129	$20.91	1.38
$ 24.39 - $30.35	107	$27.33	107	$27.33	2.41
$ 33.29 - $33.29	183	$33.29	183	$33.29	1.17
$ 33.68 - $51.48	790	$48.73	270	$45.07	4.53
	1,209	$41.53	689	$34.66	3.50

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Cost of revenues	$4,253	$201	$125
Sales and marketing	6,150	330	182
Product development	9,209	638	467
General and administrative	11,630	668	228
	$31,242	$1,837	$1,002

Schedule of assumptions used to value the option grants

	Year Ended December 31,
	2013	2012	2011
Stock options:
Expected term (in years)	3.5 - 4.8	3.5 - 4.8	4.8
Expected volatility	54% -61%	60% - 63%	52% - 55%
Risk-free interest rate	0.5% - 1.2%	0.4% - 0.8%	1.1% - 1.8%
Expected dividend yield	—	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2010 (unaudited)	8,224
Granted	(1,879)
Cancelled/expired/forfeited	383
December 31, 2011	6,728
Granted	(2,175)
Cancelled/expired/forfeited	908
Repurchased	2,625
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177
December 31, 2013	4,648

*                          In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units of Weibo section below for details), in addition to 3,372,000 stock options granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2010	26,776	$0.36	6.4	$1,250
Granted	1,879	$1.13
Cancelled/expired/forfeited	(383)	$0.38
December 31, 2011	28,272	$0.41	5.5	$82,726
Granted	2,175	$3.34
Exercise	(3,445)	$0.36
Cancelled/expired/forfeited	(908)	$0.60
Repurchased	(2,625)	$0.36

December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975

Vested and expected to vest as of December 31, 2012	23,006	$0.67	4.6	$59,507
Exercisable as of December 31, 2012	8,557	$0.38	4.5	$24,584
Vested and expected to vest as of December 31, 2013	18,261	$1.14	4.3	$236,716
Exercisable as of December 31, 2013	8,957	$0.48	3.7	$122,026

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 0.36 - $0.41	12,571	$0.36	7,989	$0.36	3.7
$ 0.96 - $1.80	1,324	$1.14	830	$1.14	4.3
$ 3.25 - $3.36	2,822	$3.30	138	$3.26	5.6
$ 3.43 - $3.50	1,844	$3.48	—	$—	6.6
	18,561	$1.17	8,957	$0.48	4.3

As of December 31, 2012
$ 0.36 - $0.41	19,567	$0.36	8,522	$0.37	4.6
$ 0.96 - $1.80	1,778	$1.14	—	$—	4.6
$ 3.25 - $3.36	2,124	$3.34	35	$3.35	4.7
	23,469	$0.69	8,557	$0.38	4.6

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37
Awarded*	134	$48.57
Vested	(238)	$51.36
Cancelled	(31)	$64.34
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07
December 31, 2013	418	$71.03

* 36,000 RSUs were granted to non-employee directors in 2013, 2012 and 2011.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	—
Awarded	800	$13.19
December 31, 2013	800	$13.19

Performance-based RSU
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2011	—
Awarded	112	$50.83
Issued	—
Cancelled	(44)	$50.98
December 31, 2012	68	$50.73
Awarded	—
Issued	(68)	$50.73
Cancelled	—
December 31, 2013	—